Note 10 - Short-term Borrowings (Details) - Repurchase Agreements - Overnight and Continuous [Member] - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Repurchase agreements:
Repurchase agreements	$ 2,929	$ 3,181
US Government Agencies Debt Securities [Member]
Repurchase agreements:
Repurchase agreements	1,052	1,090
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Repurchase agreements:
Repurchase agreements	$ 1,877	$ 2,091